Investment Objectives and Goals - Matrix Advisors Dividend Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MATRIX ADVISORS DIVIDEND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Matrix Advisors Dividend Fund (the “Fund”) seeks current income and capital appreciation.